Description of Plan - Summary of contribution (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2025
EBP 007 [Member] | 30 years of service [Member]
EBP, Contribution [Line Items]
Employer Contribution Percentage Of Decrease In Pay Credit	4.50%